Commitments (Details)	Dec. 31, 2017 CAD ($)
Disclosure of commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 258,045
Minco Silver Corp [Member]
Disclosure of commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	625,757
Not later than one year [member]
Disclosure of commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	53,429
Later than one year and not later than two years [member]
Disclosure of commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	45,311
Later than one year and not later than two years [member] | Minco Silver Corp [Member]
Disclosure of commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	380,209
Later than two years and not later than three years [member]
Disclosure of commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	46,487
Later than two years and not later than three years [member] | Minco Silver Corp [Member]
Disclosure of commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	63,333
Later than three years and not later than four years [member]
Disclosure of commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	112,818
Later than three years and not later than four years [member] | Minco Silver Corp [Member]
Disclosure of commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	53,347
Later than four years and not later than five years [member] | Minco Silver Corp [Member]
Disclosure of commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 128,868